Financial instruments - Schedule of carrying value and estimated fair value of financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Liabilities
Deferred finance charges	$ 14,003	$ 14,112
Carrying value
Assets
Cash and cash equivalents, fair value	19,369	25,553
Liabilities
Current portion of long-term debt, fair value	26,913	21,234
Long-term debt, fair value	700,977	432,374
Level 1 | Fair value
Assets
Cash and cash equivalents, fair value	19,369	25,553
Level 2 | Fair value
Liabilities
Current portion of long-term debt, fair value	26,913	21,234
Long-term debt, fair value	$ 730,659	$ 429,037